Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Rights of use lease assets	$ 1,189,294
Operating lease liabilities, current	391,665
Operating lease liabilities, noncurrent	781,661
Total operating lease liabilities	$ 1,173,326